Balance Sheet Components - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 9,024	$ 9,024	$ 9,024
Accumulated amortization	(4,949)	(4,253)	(3,325)
Net	4,075	4,771	5,699
Payor Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	7,230	7,230	7,230
Accumulated amortization	(3,856)	(3,314)	(2,590)
Net	3,374	3,916	4,640
Trade Names
Finite-Lived Intangible Assets [Line Items]
Cost	1,410	1,410	1,410
Accumulated amortization	(752)	(646)	(505)
Net	658	764	905
Noncompete Agreements
Finite-Lived Intangible Assets [Line Items]
Cost	384	384	384
Accumulated amortization	(341)	(293)	(230)
Net	$ 43	$ 91	$ 154